Consolidated Statements of Shareholders' Equity (Parenthetical) - THE DAYTON POWER AND LIGHT COMPANY [Member] - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000